LEASES (Details 1) € in Thousands	12 Months Ended
Dec. 31, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance
Right of use assets ending balance	1,957
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance
Right of use assets Additions	(242)
Right of use assets Derecognitions
Right of use assets ending balance	(242)
At cost [member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance
Right of use assets Additions	2,200
Right of use assets Derecognitions
Right of use assets ending balance	2,200
Carrying [Member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance
Right of use assets Additions	1,958
Right of use assets Derecognitions
Right of use assets ending balance	1,958
Right-of-use assets [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance
Right of use assets Additions	(242)
Right of use assets Derecognitions
Right of use assets ending balance	(242)
Right-of-use assets [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance
Right of use assets Additions	2,200
Right of use assets Derecognitions
Right of use assets ending balance	€ 2,200